UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH BOND FUND

				Schedule of Investments
			December 31, 2006
Shares/Principal Amount			Market Value	% of Net Assets

CORPORATE BONDS - 76.79%
Church Mortgage-Backed Bonds

Alabama		2.52%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,140	2.00%
32,000	7.80%, 10/15/2025		31,526	0.52%
California		11.97%
	California Baptist University
80,000	7.50%, 06/05/2023		78,856	1.29%
60,000	7.50%, 12/05/2026		59,088	0.97%
221,000	7.50%, 06/05/2028		219,873	3.60%
59,000	7.50%, 12/05/2027		58,699	0.96%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		43,776	0.72%
46,000	7.20%, 05/15/2017		45,765	0.75%
41,000	7.20%, 11/15/2015		41,057	0.67%
45,000	7.20%, 11/15/2016		44,770	0.73%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,035	1.10%
73,000	8.30%, 09/15/2025		71,942	1.18%
Florida		16.92%
	Abyssinia Missionary Baptist Church
257,000	7.50% 03/15/2027		255,664	4.19%
	Celebration Church of Jacksonville, Inc.
106,000	7.40%, 10/15/2016		105,448	1.73%
110,000	7.80%, 04/15/2021		109,428	1.79%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		98,400	1.61%
54,000	7.50%, 08/05/2029		53,147	0.87%
146,000	7.50%, 02/05/2029		143,708	2.35%
112,000	7.50%, 02/05/2027		110,287	1.81%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		76,869	1.26%
81,000	7.80%, 09/15/2024		79,817	1.31%
Maryland		0.65%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		39,384	0.65%
Michigan
	Living Bread Ministries, Inc.	3.21%
10,000	7.50%, 02/15/2016		9,949	0.16%
44,000	7.50%, 05/15/2017		43,776	0.72%
24,000	7.50%, 02/15/2018		23,878	0.39%
26,000	7.50%,02/15/2019		25,867	0.42%
22,000	7.50%, 08/15/2017		21,888	0.36%
24,000	7.50%, 08/15/2018		23,878	0.39%
26,000	7.50%, 08/15/2019		25,867	0.42%
21,000	7.50%, 08/15/2016		20,893	0.34%
Nevada		1.13%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,016	0.26%
18,000	7.80%, 12/01/2016		17,908	0.29%
17,000	7.80%, 12/01/2015		17,020	0.28%
18,000	7.80%, 12/01/2016		17,908	0.29%
North Carolina		1.31%
80,000	Accumulated Resources of Kindred Spirits
	7.75% 12/01/2009		80,208	1.31%
Oregon		1.64%
	Western Baptist College
27,000	7.50%, 02/15/2016		26,862	0.44%
73,000	7.50%, 08/15/2015		73,080	1.20%
South Carolina		4.46%
	Bethel Baptist Institutional Church
150,000	7.80% 01/21/2021		149,235	2.44%
124,000	7.90% 07/21/2023		123,368	2.02%
Texas		19.32%
	Christian City View Fellowship
100,000	7.60%, 09/15/2019		99,480	1.63%
123,000	7.70%, 03/15/2022		121,278	1.99%
118,000	7.70%, 09/15/2021		117,386	1.92%
132,000	7.80%, 03/15/2024		130,086	2.13%
138,000	7.80%, 09/15/202		135,958	2.23%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		199,000	3.26%
100,000	7.60%, 06/15/2018		99,500	1.63%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,530	1.61%
	Steve AMS Ministries dba Chapel of Praise
45,000	7.60% 12/15/2011		44,775	0.73%
81,000	7.90% 06/15/2013		80,587	1.32%
53,000	8.10% 06/15/2014		53,027	0.87%
Virginia		5.06%
	New Life Anointed Ministry
171,000	7.80%,06/21/2020		170,145	2.79%
100,000	7.80%, 12/21/2020		99,500	1.63%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,428	0.65%
Washington, DC		8.61%
	Metropolitan Baptist Church
77,000	8.20% 01/12/2015		76,168	1.25%
80,000	8.30% 07/12/2015		79,592	1.30%
98,000	8.40%, 01/12/2018		97,500	1.60%
130,000	8.40% 01/12/2033		129,337	2.12%
45,000	8.40% 07/12/2018		44,771	0.73%
100,000	8.40% 01/12/2027		98,540	1.61%
	Total Church Mortgage-Backed Bonds (Cost $ 4,728,001)	76.79%	4,688,868	76.79%

US TREASURY OBLIGATIONS		18.65%
1,000,000	US Treasury Bill 4.85% 2/15/2016		990,700	16.23%
150,000	US Treasury Note 4.50% 2/15/2016		147,660	2.42%
	Total US Treasury Obligations (Cost $1,134,188)		1,138,360	18.65%

SHORT TERM INVESTMENTS - 1.69%
Money Market Funds
373,473	Fifth Third Institutional Money Market - 5.08%*	6.12%	373,473	6.12%
	(Cost $373,473)

Total Investments - (Cost $6,235,662)		101.56%	$ 6,200,701	101.56%

Liabilites in excess of other Assets		-1.56%	-95,109	-1.56%

Net Assets		100.00%	$ 6,105,592	100.00%

* Rate shown represents the rate as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS
Capstone Church Bond Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,235,662 amounted to $34,961 which consisted of aggregate gross unrealized appreciation of
$4,584 and aggregate gross unrealized depreciation of $39,545.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date February 20, 2007

By /s/Carla Homer

* Carla Homer

  Treasurer

Date February 20, 2007

By /s/Richard A Nunn

* Richard A Nunn

  Chief Financial Accounting Officer

Date February 20, 2007

* Print the name and title of each signing officer under his or her signature.